Long-term debt: (Details Textual) $ in Thousands, $ in Thousands		1 Months Ended
	May 31, 2017	May 26, 2017	Mar. 22, 2013 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Jun. 24, 2015 MXN ($)	Jun. 24, 2015 USD ($)	Mar. 22, 2013 USD ($)
Senior secured notes due on March 22, 2035 [Member]
Notional amount			$ 4,471,000	$ 7,333,536	$ 400,000	$ 7,489,465	$ 400,000		$ 50,000	$ 350,000
Borrowings, interest rate			5.75%							5.75%
Debt Instrument, Quoted Yield			2.39%
Spread Credit			336							336
Aerostar Airport Holdings, LLC [Member]
Proportion of ownership interest in subsidiary	60.00%	50.00%
Aerostar Airport Holdings, LLC [Member] | Senior secured notes due on March 22, 2035 [Member]
Notional amount								$ 737,000
Borrowings, interest rate								6.75%	6.75%